Net Income Per Share - Summary of the Calculation of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) applicable to common shareholders – basic	$ 100,885	$ (233,978)	$ 78,108
Dilutive effect of assumed conversion of convertible debt	0	0	0
Net income (loss) applicable to common shareholders – diluted	$ 100,885	$ (233,978)	$ 78,108
Denominator:
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,303,200
Dilutive effect of assumed conversion of convertible debt	0	0	0
Dilutive effect of assumed conversion of warrants	0	0	0
Weighted average shares outstanding – diluted	2,477,672	2,477,672	2,303,200
Basic net income (loss) per share	$ 40.72	$ (94.43)	$ 33.91
Diluted net income (loss) per share	$ 40.72	$ (94.43)	$ 33.91